UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High-Yield Fund
Schedule of Investments (unaudited)
March 31, 2006

	Principal Amount or Shares		Value
Corporate Bonds 94.3%
Aerospace 3.6%
Aviall 7.625%, 7/1/2011	$ 500,000		$ 513,750
DRS Technologies:
6.625%, 2/1/2016	1,900,000		1,900,000
7.625%, 2/1/2018	475,000		491,625
Hexcel 6.75%, 2/1/2015	1,325,000		1,318,375
K&F Acquisition 7.75%, 11/15/2014	1,995,000		2,029,913
L3 Communications 5.875%, 1/15/2015	1,940,000		1,857,550
Sequa 9%, 8/1/2009	3,565,000		3,832,375
TD Funding 8.375%, 7/15/2011	2,233,000		2,344,650
			14,288,238
Agriculture 0.3%
Eurofresh 11.5%, 1/15/2013*	950,000		959,500

Auto 1.8%
Ford Motor Credit:
8.625%, 11/1/2010	1,625,000		1,558,273
7%, 10/1/2013	475,000		425,438
General Motors Acceptance:
6.875%, 8/28/2012	2,375,000		2,193,714
8%, 11/1/2031	2,660,000		2,520,552
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000		508,750
			7,206,727
Building Products 0.9%
Associated Materials 9.75%, 4/15/2012	2,500,000		2,606,250
Texas Industries 7.25%, 7/15/2013	1,050,000		1,086,750
			3,693,000
Cable 3.7%
Cablevision Systems 8.71625%, 4/1/2009##	1,000,000		1,053,750
Charter Communications Holdings I 11%, 10/1/2015	1,900,000		1,588,875
Charter Communications Holdings II 10.25%, 9/15/2010	4,325,000		4,270,937
CSC Holdings 7.875%, 12/15/2007	2,725,000		2,786,313
Insight Midwest/Insight Capital 10.5%, 11/1/2010	2,475,000		2,617,312
Mediacom Broadband 11%, 7/15/2013	2,200,000		2,354,000
			14,671,187
Capital Goods 3.2%
Blount 8.875%, 8/1/2012	1,600,000		1,672,000
Case New Holland 9.25%, 8/1/2011	500,000		536,250
Columbus McKinnon 10%, 8/1/2010	1,739,000		1,921,595
NMHG Holding 10%, 5/15/2009	2,050,000		2,152,502
Norcross Safety Products 9.875%, 8/15/2011	3,100,000		3,231,750
Park-Ohio Industries 8.375%, 11/15/2014	3,300,000		3,126,750
			12,640,847
Chemicals 4.4%
Huntsman International 10.125%, 7/1/2009	5,000		5,150
Ineos Group Holdings 8.5%, 2/15/2016*	475,000		453,625
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000		1,971,000
Nova Chemicals 7.561%, 11/15/2013	1,000,000		1,010,000
Polyone 10.625%, 5/15/2010	1,425,000		1,549,687
Resolution Performance Products 9.5%, 4/15/2010	3,085,000		3,223,825
Rockwood Specialties Group 10.625%, 5/15/2011	2,155,000		2,375,888
Terra Capital 11.5%, 6/1/2010	3,283,000		3,644,130
UAP Holding 0% (10.75%†), 7/15/2012	3,600,000		3,240,000
			17,473,305
Consumer Products 2.6%
ACCO Brands 7.625%, 8/15/2015	2,400,000		2,292,000
Doane Pet Care 10.625%, 11/15/2015	1,425,000		1,517,625
Jostens 0% (10.25%†), 12/1/2013	3,525,000		2,714,250
Playtex Products 9.375%, 6/1/2011	1,775,000		1,863,750
R.J. Reynolds Tobacco Holdings 7.3%, 7/15/2015	1,800,000		1,858,500
Spectrum Brands 7.375%, 2/1/2015	170		149
			10,246,274
Containers 3.0%
AEP Industries 7.875%, 3/15/2013	1,375,000		1,388,750
Ball 6.625%, 3/15/2018	1,450,000		1,446,375
BWAY 10%, 10/15/2010	2,255,000		2,395,937
Crown Cork & Seal:
8%, 4/15/2023	975,000		943,312
7.375%. 12/15/2026	3,500,000		3,272,500
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000		1,995,000
Silgan Holdings 6.75%, 11/15/2013	500,000		502,500
			11,944,374
Diversified Telecommunication 1.5%
Citizens Communications 9.25%, 5/15/2011	1,185,000		1,306,463
Qwest 7.875%, 9/1/2011	2,470,000		2,649,075
Qwest Communications International 8.24875%, 2/15/2009##	1,000,000		1,027,500
Syniverse Technologies 7.75%, 8/15/2013	950,000		955,938
			5,938,976
Electric 4.2%
Aquila 14.875%, 7/1/2012	1,800,000		2,443,500
CMS Energy 7.5%, 1/15/2009	2,700,000		2,791,125
MSW Energy Holdings 8.5%, 9/1/2010	2,475,000		2,635,875
Nevada Power 8.25%, 6/1/2011	1,800,000		1,985,180
Sierra Pacific Resources:
8.625%, 3/15/2014	1,800,000		1,962,765
6.75%, 8/15/2017*	950,000		958,312
TECO Energy 6.68%, 5/1/2010	2,000,000		2,070,000
TXU 5.55%, 11/15/2014	2,000,000		1,880,792
			16,727,549
Energy 7.5%
Atlas Pipeline Partners 8.125%, 12/15/2015*	950,000		995,125
Dynegy Holdings:
8.75%, 2/15/2012	1,925,000		2,021,250
10.125%, 7/15/2013*	1,900,000		2,179,205
8.375%, 5/1/2016*	3,325,000		3,325,000
El Paso:
7.875%, 6/15/2012	5,375,000		5,623,594
6.95%, 6/1/2028*	3,150,000		2,929,500
Frontier Oil 6.625%, 10/1/2011	2,075,000		2,080,188
Hanover Compressor 7.5%, 4/15/2013	950,000		954,750
Pacific Energy Partner 6.25%, 9/15/2015	1,900,000		1,862,000
Reliant Energy 9.5%, 7/15/2013	3,525,000		3,547,031
Tesoro 6.25%, 11/1/2012*	1,940,000		1,915,750
Williams Companies 7.625%, 7/15/2019	2,400,000		2,568,000
			30,001,393
Environmental 0.9%
Allied Waste North America:
8.5%, 12/1/2008	2,400,000		2,535,000
7.25%, 3/15/2015	950,000		973,750
			3,508,750
Finance 3.0%
E*TRADE Financial 7.375%, 9/15/2013	1,425,000		1,460,625
Omega Healthcare Investors 7%, 1/15/2016*	950,000		954,750
SGS International 12%, 12/15/2013*	950,000		980,875
Stripes Acquisition 10.625%, 12/15/2013*	950,000		1,001,062
UnumProvident 6.85%, 11/15/2015*	1,425,000		1,451,240
Ventas Realty 6.75%, 6/1/2010	500,000		507,500
Western Financial Bank 9.625%, 5/15/2012	5,075,000		5,722,063
			12,078,115
Food and Beverage 1.7%
Constellation Brands 8%, 2/15/2008	500,000		520,000
Dean Foods 6.625%, 5/15/2009	1,940,000		1,969,100
Del Monte 6.75%, 2/15/2015	675,000		661,500
Reddy Ice Holdings 0% (10.5%†), 11/1/2012	3,800,000		3,078,000
Smithfield Foods 7%, 8/1/2011	500,000		500,000
			6,728,600
Food and Drug 0.8%
Ahold Finance USA 6.25%, 5/1/2009	500,000		500,625
Delhaize America 8.125%, 4/15/2011	1,940,000		2,104,006
Stater Brothers Holdings 8.125%, 6/15/2012	500,000		501,875
			3,106,506
Gaming 4.6%
Aztar 7.875%, 6/15/2014	1,900,000		2,066,250
Boyd Gaming 7.125%, 2/1/2016	950,000		967,813
Inn Of The Mountain Gods 12%, 11/15/2010	1,175,000		1,274,875
Kerzner International 6.75%, 10/1/2015	2,350,000		2,485,125
Mandalay Resort Group 9.375%, due 2/15/2010	2,750,000		2,997,500
MGM Mirage 8.5%, 9/15/2010	3,800,000		4,085,000
Park Place Entertainment 9.375%, 2/15/2007	2,025,000		2,093,344
San Pasqual Casino 8%, 9/15/2013*	950,000		964,250
Station Casinos 6.875%, 3/1/2016	1,350,000		1,363,500
			18,297,657
Healthcare Facilities and Supplies 4.6%
Coventry Health Care 8.125%, 2/15/2002	3,850,000		4,061,750
DaVita 7.25%, 3/15/2015	2,575,000		2,600,750
Fisher Scientific International 6.125%, 7/1/2015	1,235,000		1,211,844
Fresenius Medical Care Capital 7.875%, 6/15/2011	1,940,000		2,066,100
HCA:
6.5%, 2/15/2016	1,900,000		1,860,588
7.5%, 11/6/2033	900,000		885,751
Omnicare 6.875%, 12/15/2015	1,940,000		1,944,850
Universal Hospital Services 10.125%, 11/1/2011	3,525,000		3,674,812
			18,306,445
Home Builders 0.4%
K. Hovnanian Enterprises 6.5%, 1/15/2014	500,000		471,349
KB Home 7.75%, 2/1/2010	500,000		519,298
Standard Pacific 9.25%, 4/15/2012	500,000		514,375
			1,505,022
Leisure 3.0%
AMC Entertainment:
8.999%, 8/15/2010	475,000		492,813
9.875%, 2/1/2012	475,000		470,250
11%, 2/1/2016*	950,000		985,625
Cinemark USA 9%, 2/1/2013	475,000		507,063
HRP Myrtle Beach Operations 0% (9.81813%†), 4/1/2012*	1,000,000		1,011,250
Intrawest 7.5%, 10/15/2013	3,525,000		3,591,094
Town Sports International 9.625%, 4/15/2011	3,575,000		3,780,563
Universal City Florida Holding 9.43%, 5/1/2010	1,000,000		1,020,000
			11,858,658
Lodging 2.6%
Felcor Lodging 9%, 6/1/2011	2,625,000		2,887,500
Hilton Hotels 7.625%, 12/1/2012	1,940,000		2,071,633
HMH Properties 7.875%, 8/1/2008	1,940,000		1,964,250
Host Marriott 6.75%, 6/1/2016*	1,425,000		1,430,344
Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012	1,940,000		2,119,450
			10,473,177
Metals and Mining 6.7%
AK Steel 7.75%, 6/15/20012	1,140,000		1,158,525
Aleris International 9%, 11/15/2014	450,000		473,625
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000		3,309,250
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000		1,929,375
IMCO Recycling 10.375%, 10/15/2010	1,650,000		1,827,375
Massey Energy 6.875%, 12/15/2013*	500,000		492,500
Neenah Foundary 11%, 9/30/2010*	3,950,000		4,404,250
Novelis 7.25%, 2/15/2015*	2,200,000		2,123,000
Peabody Energy 6.875%, 3/15/2013	500,000		510,000
Ryerson Tull 8.25%, 12/15/2011	2,000,000		2,000,000
UCAR Finance 10.25%, 2/15/2012	3,475,000		3,726,937
US Steel 10.75%, 8/1/2008	4,275,000		4,723,875
			26,678,712
Miscellaneous 0.8%
Target Return Index Security Trust Series 2005-1 7.651%,6/15/2015 (Credit-linked Trust Certificates)*	3,243,902		3,285,658

Oil and Gas Producers 1.1%
Chesapeake Energy:
7%, 8/15/2014	1,520,000		1,561,800
6.5%, 8/15/2017*	950,000		942,875
Newfield Exploration 6.625%, 4/15/2016	950,000		953,563
Whiting Petroleum 7%, 2/1/2014	950,000		945,250
			4,403,488
Oil Equipment 0.1%
Ocean Rig 8.375%, 7/1/2013*	450,000		481,500

Paper and Forest Products 2.4%
Abitibi-Consolidated 8.41%, 6/15/2011	2,000,000		2,010,000
Bowater 6.5%, 6/15/2013	2,250,000		2,109,375
Buckeye Technologies 8%, 10/15/2010	2,200,000		2,134,000
Domtar 7.875%,10/15/2011	950,000		904,875
Jefferson Smurfit 8.25%, 10/1/2012	2,250,000		2,219,062
			9,377,312
Pharmaceuticals 0.5%
Angiotech Pharmaceuticals 7.75%, 4/1/2014*	950,000		964,250
Elan Finance 8.749%, 11/15/2011	1,000,000		990,000
			1,954,250
Publishing 2.7%
Dex Media 0% (9%†), 11/15/2013	3,225,000		2,741,250
Houghton Mifflin 9.875%, 2/1/2013	2,375,000		2,565,000
Primedia 8.875%, 5/15/2011	2,250,000		2,205,000
RH Donnelley 8.875%, 1/15/2016*A340	2,975,000		3,108,875
			10,620,125
Rail and Other Transportation 0.7%
Progress Rail Services 7.75%, 4/01/2012*	2,700,000		2,821,500

Restaurants 1.0%
Denny's 10%, 10/1/2012	950,000		985,625
Domino's 8.25%, 7/1/2011	2,995,000		3,084,850
			4,070,475
Satellite 1.9%
Canadian Satellite Radio Holdings 12.75%, 2/15/2014*	950,000		974,937
Echostar DBS:
7.78%, 10/1/2008##	1,000,000		1,027,500
7.125%, 2/1/2016*	2,850,000		2,817,937
Sirius Satellite Radio 9.625%, 8/1/2013	2,875,000		2,817,500
			7,637,874
Services 2.1%
Corrections Corporation America 6.25%, 3/15/2013	1,355,000		1,339,756
Hertz 8.875%, 1/1/2014*	1,900,000		1,980,750
Mobile Mini 9.5%, 7/1/2013	1,250,000		1,375,000
Service Corporation International 7%, 6/15/2017*	2,700,000		2,760,750
Williams Scotsman 8.5%, 10/1/2015	950,000		974,937
			8,431,193
Stores 2.5%
Asbury Automotive Group 9%, 6/15/2012	3,110,000		3,191,638
Central Garden and Pet 9.125%, 2/1/2013	2,255,000		2,379,025
GSC Holdings:
8.405%, 10/1/2011*##	1,000,000		1,027,500
8%, 10/1/2012*	950,000		947,625
Neiman Marcus Group:
9%, 10/15/2015*	950,000		1,009,375
10.375%, 10/15/2015*	1,425,000		1,521,187
			10,076,350
Technology 3.4%
Amkor Technology:
9.25%, 2/15/2008	610,000		625,250
10.5%, 5/1/2009	475,000		467,875
IKON Office solutions 7.75%, 9/15/2015*	2,850,000		2,956,874
Serena Software 10.375%, 3/15/2016*	950,000		999,875
STATS ChipPac 7.5%, 7/19/2010	2,700,000		2,757,375
Viasystems 10.5%, 1/15/2011	1,175,000		1,186,750
Xerox:
9.75%, 1/15/2009	2,625,000		2,884,219
6.4%, 3/15/2016	1,900,000		1,895,250
			13,773,468
Textile, Apparel and Shoes 0.9%
Levi Strauss 9.28%, 4/1/2012##	1,500,000		1,560,000
Quiksilver 6.875%, 4/15/2015	2,125,000		2,077,188
			3,637,188
Tower 2.1%
American Tower 7.5%, 5/1/2012	3,600,000		3,789,000
SBA Telecommunications 0% (9.75%†), 12/15/2011	4,893,000		4,697,280
			8,486,280
Utilities 4.6%
AES 9.375%, 9/15/2010	6,400,000		7,008,000
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,137,500
Edison Mission Energy 7.73%, 6/15/2009	5,525,000		5,690,750
NRG Energy:
7.25%, 2/1/2014	1,425,000		1,451,719
7.375%, 2/1/2016	1,900,000		1,945,125
			18,233,094
Wireless 2.5%
Alamosa Holdings 11%, 7/31/2010	2,125,000		2,374,687
Dobson Communications 8.85%, 10/15/2012	1,000,000		997,500
Rogers Wireless 7.25%, 12/15/2012	1,940,000		2,053,975
Rural Cellular:
9.75%, 1/15/2010	3,325,000		3,391,500
9.41%, 3/15/2010	1,000,000		1,030,000
			9,847,662
Total Corporate Bonds			375,470,429

Common Stocks 2.1%
Aerospace 0.2%
BE Aerospace**	12,455	shs.	312,870
Hexcel**	14,355		315,379
			628,249
Auto 0.3%
Honda Motor (ADR)	19,555		605,423
Toyota Motor (ADR)	5,810		632,709
			1,238,132
Communications Equipment 0.1%
Corning**	11,525		310,138

Computers and Peripherals 0.1%
Apple Computer**	3,965		248,665
Seagate Technology**	9,665		254,479
			503,144
Containers 0.0%
Smurfit-Stone Container**	3,450		46,782

Diversified Telecommunication 0.0%
Citizens Communications	6,280		83,336

Energy 0.0%
Grant Prideco**	5,640		241,618

Finance 0.1%
E*TRADE Financial**	12,125		327,133

Food and Beverage 0.0%
Pilgrim's Pride	2,600		56,342

Household Durables 0.2%
Blount International**	7,585		122,194
D.R. Horton	5,850		194,337
M.D.C. Holdings	3,035		195,181
Standard Pacific	2,440		82,033
			593,745
Leisure 0.1%
Boyd Gaming	945		47,193
Domino's Pizza	5,620		160,451
Isle of Capri Casinos**	1,365		45,393
Pinnacle Entertainment**	1,580		44,509
			297,546
Machinery 0.0%
Actuant (Class A)	2,855		174,783

Metals and Mining 0.3%
Alcan	6,855		313,479
Century Aluminum**	7,695		326,845
Freeport-McMoRan Copper & Gold (Class B)	5,440		325,149
US Steel	1,360		82,525
			1,047,998
Oil and Gas Producers 0.3%
Chesapeake Energy	2,635		82,765
Consol Energy	2,225		165,006
El Paso	8,880		107,004
Frontier Oil	2,715		161,135
Overseas Shipholding Group	3,720		178,300
Peabody Energy	2,320		116,951
Tesoro	3,525		240,898
			1,052,059
Paper and Forest Products 0.0%
Domtar**	23,595		168,232

Real Estate 0.1%
Omega Healthcare Investors	10,760		150,855
Senior Housing Properties Trust	6,265		113,397
			264,252
Road and Rail 0.0%
Kansas City Southern**	5,400		133,380

Semiconductors and Semiconductor Equipment 0.1%
Freescale Semiconductor (Class A)**	7,450		207,184

Services 0.0%
Corrections Corporation of America**	1,890		85,428

Tobacco 0.1%
Reynolds American	2,205		232,628

Utilities 0.0%
NRG Energy**	1,860		84,109
TECO Energy	1,415		22,810
			106,919

Wireless Telecommunication Services 0.1%
American Tower (Class A)**	5,375		162,970
Crown Castle International**	4,275		121,196
Rural Cellular (Class A)**	3,105		45,550
			329,716
Total Common Stocks			8,128,744

Short-Term Holdings 5.1%
Repurchase Agreement 0.1%
State Street Bank 4.06%, dated 3/31/2006 maturing 4/3/2006 in the amount of $454,154, collateralized by: $470,000 US Treasury Notes 4.625%, 3/31/2008, with a fair market value of $468,238	$ 454,000		454,000

Time Deposits 5.0%
HSBC Bank USA, Grand Cayman, 4.781%, 4/3/2006	19,900,000		19,900,000

Total Short-Term Holdings			20,354,000

Total Investments 101.5%			403,953,173

Other Assets Less Liabilities (1.5%)			(5,786,370)

Net Assets 100.0%			$398,166,803

U.S. Government Securities Fund
Schedule of Investments (unaudited)
March 31, 2006

	Principal Amount	Value
US Full Faith and Credit Obligations 74.0%
US Treasury Notes:
4.375%, 1/31/2008	$14,560,000	$14,443,419
4.5%, 2/28/2011	4,310,000	4,248,552
4.5%, 2/15/2016	1,595,000	1,551,761
US Treasury Bonds 5.375%, 2/15/2031	5,740,000	6,044,042
Ginnie Mae:
4%, 12/16/2028Ø	1,863,006	1,827,905
5%, 1/20/2014Ø	2,415,017	2,376,807
5%, 5/20/2025	3,350,000	3,160,798
5%, 5/20/2029	500,000	490,381
5.5%, 10/20/2033	5,000,000	4,873,456
5.5%, 8/20/2035Ø	5,704,684	5,719,848
Overseas Private Investment 5.142%, 12/15/2023	2,000,000	1,952,276
Private Export Funding 4.55%, 5/15/2015	2,000,000	1,903,140
Small Business Administration 5.199%, 8/1/2012Ø	1,358,817	1,344,137
US Trade Funding 4.26%, 11/15/2014	1,650,125	1,593,844
Total US Full Faith and Credit Obligations		51,530,366

Agency Obligations 22.6%
Fannie Mae:
4.66%, 9/1/2035Ø	6,376,710	6,344,596
5%, 6/25/2025	2,000,000	1,899,384
		8,243,980
Freddie Mac:
6%, 11/1/2010Ø	224,329	165,362
5.4%, 2/28/2011	1,000,000	997,184
5%, 8/15/2012	1,100,000	1,086,262
5.5%, 1/15/2017Ø	1,988,803	1,977,571
5.625%, 11/23/2035	3,400,000	3,275,594
		7,501,973
Total Agency Obligations		15,745,953
Repurchase Agreement 3.4%
State Street Bank 4.06%, dated 3/31/2006 maturing 4/3/2006 in the amount of $2,317,784, collateralized by: $2,400,000 US Treasury Notes 4.625%, 3/31/2008, with a fair market value of $2,391,000	2,317,000	2,317,000
Total Investments 100%		69,593,319
Other Assets Less Liabilities (0.0)%		14,520
Net Assets 100.0%		$69,607,839

__________

*	The security may be offered and sold only to a "qualified institutional buyer" under Rule 144A of the Securities Act of 1933.
**	Non-income producing security.
Ø
 Investments in mortgage-backed securities are subject to principal paydown. As a result of repayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

##	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2006.

Seligman High Income Fund Series
Notes to Schedules of Investments (unaudited)
March 31, 2006

Organization— Seligman High Income Fund Series consists of two separate Funds: Seligman High-Yield Fund and Seligman U. S. Government Securities Fund.

The cost of investment for federal income tax purposes was as follows:

High-Yield Fund	$397,943,211
U.S. Government Securities Fund	71,127,603

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
High-Yield Fund	$10,233,364	$4,223,402	$6,009,962
U.S. Government Securities Fund	7,104	1,541,388	(1,534,284)

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or (are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.